Financial Assets and Liabilities - Summary of Changes in Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables [abstract]
Beginning balance	R$ (120,407)	R$ (125,584)
Provision / reversal	39,187	32,041
Write-off	23,570	37,218
Ending balance	R$ (136,024)	R$ (120,407)